Cost of delivery services income and other revenues - Summary of Cost of Other Revenues (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of delivery services income and other revenues
Delivery cost	¥ 200,004,561	$ 27,400,512	¥ 131,685,885
Other costs			711,777	¥ 56,202,270
Total cost of delivery services income and other revenues	¥ 200,004,561	$ 27,400,512	¥ 132,397,662	¥ 56,202,270